DEBT (Tables)	12 Months Ended
Dec. 26, 2020
Long-term Debt and Capital Lease Obligations

Long-term debt obligations are summarized as follows on December 26, 2020 and December 28, 2019 (amounts in thousands):

	2020	2019
Series 2020 Senior Notes E, due on August 10, 2032, interest payable semi-annually at 3.04%	$50,000	$—
Series 2020 Senior Notes F, due on August 10, 2033, interest payable semi-annually at 3.08%	50,000	—
Series 2020 Senior Notes G, due on August 10, 2035, interest payable semi-annually at 3.15%	50,000	—
Series 2018 Senior Notes C, due on June 14, 2028, interest payable semi-annually at 4.20%	40,000	40,000
Series 2018 Senior Notes D, due on June 14, 2030, interest payable semi-annually at 4.27%	35,000	35,000
Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	35,000	35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Revolving credit facility totaling $375 million due on November 1, 2023, interest payable monthly at a floating rate (2.54% on December 28, 2019)	—	—
Foreign subsidiary borrowings under revolving credit facility, due on November 1, 2023, interest payable monthly at a floating rate (1.125% on December 26, 2020 and 1.88% on December 28, 2019)	4,715	3,976
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (0.20% on December 26, 2020 and 1.14% on December 28, 2019)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (1.57% on December 28, 2019)	—	2,700
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (0.22% on December 26, 2020 and 1.79% on December 28, 2019)	3,700	3,700
Finance leases and foreign affiliate debt	138	174
	311,853	163,850
Less current portion	(100)	(2,816)
Less debt issuance costs	(146)	(167)
Long-term portion	$311,607	$160,867

Principal Maturities of Long-term Debt and Capital Lease Obligations

On December 26, 2020, the principal maturities of long-term debt and finance lease obligations are as follows (in thousands):

2021	$100
2022	38,738
2023	4,715
2024	40,000
2025	—
Thereafter	228,300
Total	$311,853